Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Events After the Balance Sheet Date

45. EVENTS AFTER THE BALANCE SHEET DATE

There have been no significant events between 31 December 2018 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements, except for the following:

In January 2019, we announced plans to reshape our branch network and close 140 branches in response to changes in how customers are choosing to carry out their banking. Our future branch network, with approximately 615 branches, will be made up of a combination of larger branches offering improved community facilities to support local businesses and customers, and smaller branches using the latest technology to offer customers more convenient access to banking services. Furthermore, in order to deliver a branch network for the future, 100 branches will be refurbished over the next two years through an investment of £55m. At 31 December 2018, no provision was recognised in respect of these plans as the relevant criteria under IAS 37 ‘Provisions, contingent liabilities and contingent assets’ had not been met.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Events After the Balance Sheet Date	17. EVENTS AFTER THE BALANCE SHEET DATE See Note 45 to the Consolidated Financial Statements.